Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (30,668)	$ (14,652)	$ (55,771)	$ (33,912)	$ (79,540)	$ (74,407)
Weighted average shares outstanding – basic and dilutive	162,004,172	67,357,878	116,059,520	66,666,508
Basic and diluted net loss per share	$ (0.19)	$ (0.22)	$ (0.48)	$ (0.51)	$ (6.57)	$ (6.59)